Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2023
SAA-NPRT3-0423
1.9905804.100
Nonconvertible Bonds - 1.0%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.5% 2/1/24		1,000,000	987,629
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.370% 5.2293% 5/10/23 (b)(c)		500,000	500,078
General Motors Financial Co., Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.1077% 3/8/24 (b)(c)		218,000	217,557
			717,635
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Eni SpA 4% 9/12/23 (d)		300,000	297,012
FINANCIALS - 0.8%
Banks - 0.4%
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 4.7567% 7/9/24 (b)(c)		400,000	399,380
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.0577% 3/8/24 (b)(c)		500,000	501,327
Banque Federative du Credit Mutuel SA 3.75% 7/20/23 (d)		1,000,000	994,174
BNP Paribas SA:
3.5% 3/1/23 (d)		400,000	400,000
4.705% 1/10/25 (b)(d)		200,000	197,911
BPCE SA:
3 month U.S. LIBOR + 1.240% 5.9751% 9/12/23 (b)(c)(d)		250,000	250,770
4% 9/12/23 (Reg. S)		350,000	346,369
Credit Agricole SA:
3 month U.S. LIBOR + 1.020% 5.8356% 4/24/23 (b)(c)(d)		250,000	250,303
3 month U.S. LIBOR + 1.020% 5.8356% 4/24/23 (Reg. S) (b)(c)		600,000	600,727
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.9821% 5/21/24 (b)(c)(d)		200,000	199,367
ING Groep NV 3 month U.S. LIBOR + 1.000% 5.7539% 10/2/23 (b)(c)		500,000	502,568
JPMorgan Chase & Co. 3.559% 4/23/24 (b)		1,000,000	996,690
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 4.762% 1/3/24 (b)(c)		500,000	499,626
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.860% 5.6819% 7/26/23 (b)(c)		1,000,000	1,002,169
National Australia Bank Ltd. Australian Bank Bill 3 Months Rate + 0.930% 4.1756% 9/26/23 (b)(c)	AUD	600,000	405,028
National Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.0472% 8/6/24 (b)(c)		800,000	798,246
NatWest Group PLC 3.875% 9/12/23		700,000	693,169
Nordea Bank ABP 3 month U.S. LIBOR + 0.940% 5.8934% 8/30/23 (b)(c)(d)		200,000	200,436
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.320% 5.0806% 9/1/23 (b)(c)(d)		200,000	199,846
			9,438,106
Capital Markets - 0.0%
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 4.9583% 1/25/24 (b)(c)		400,000	399,751
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.0208% 11/10/23 (b)(c)		641,000	640,914
			1,040,665
Consumer Finance - 0.1%
Hyundai Capital America:
0.8% 1/8/24 (d)		400,000	383,856
5.75% 4/6/23 (d)		700,000	699,888
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.0717% 12/29/23 (b)(c)		280,000	281,028
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 4.7548% 4/6/23 (b)(c)		700,000	700,000
			2,064,772
Diversified Financial Services - 0.2%
AB Svensk Exportkredit U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.5516% 2/23/24 (b)(c)		1,000,000	1,007,836
CNH Industrial Capital LLC 4.2% 1/15/24		800,000	791,281
KommuneKredit U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.000% 5.4644% 7/27/26 (Reg. S) (b)(c)		2,000,000	2,038,220
ORIX Corp. 4.05% 1/16/24		1,000,000	986,313
			4,823,650
Insurance - 0.1%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 4.8301% 4/6/23 (b)(c)(d)		600,000	599,789
MassMutual Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 4.5215% 6/2/23 (b)(c)(d)		300,000	299,962
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 4.5215% 6/2/23 (Reg. S) (b)(c)		260,000	259,967
			1,159,718
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 0.55% 1/22/24 (d)		300,000	286,432
TOTAL FINANCIALS			18,813,343
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC 3 month U.S. LIBOR + 0.660% 5.5416% 8/17/23 (b)(c)		200,000	200,520
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.7901% 3/11/24 (b)(c)(d)		800,000	800,520
Machinery - 0.0%
Westinghouse Air Brake Tech Co. 4.4% 3/15/24		800,000	788,123
TOTAL INDUSTRIALS			1,588,643
UTILITIES - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 2.65% 9/10/24 (d)		469,000	447,776
NextEra Energy Capital Holdings, Inc. 1.84% 3/1/25		50,000	50,304
Transpower New Zealand Ltd. 5.75% 8/28/23	AUD	1,200,000	813,552
United Energy Distribution Pty Ltd. 3.5% 9/12/23 (Reg. S)	AUD	1,200,000	804,039
			2,115,671
TOTAL NONCONVERTIBLE BONDS (Cost $24,791,361)			24,720,453

U.S. Treasury Obligations - 0.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.18% to 4.67% 3/16/23 to 5/11/23 (e) (Cost $21,130,768)	21,251,000	21,129,463

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Ginnie Mae - 0.0%
5.5% 3/1/53 (f)(g)	400,000	401,380
Uniform Mortgage Backed Securities - 0.2%
5.5% 3/1/53 (f)(g)	1,100,000	1,098,066
6% 3/1/53 (f)	1,200,000	1,214,109
6% 3/1/53 (f)	2,900,000	2,934,097
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,246,272
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,674,058)		5,647,652

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.0512% 9/15/25 (b)(c)	387,225	387,676
Citibank Credit Card Issuance Trust:
Series 2017-A6 Class A6, 1 month U.S. LIBOR + 0.770% 5.348% 5/14/29 (b)(c)	900,000	901,350
Series 2018-A4 Class A4, 1 month U.S. LIBOR + 0.340% 4.9119% 6/9/25 (b)(c)	1,000,000	1,000,003
Enterprise Fleet Financing Series 2023-1 Class A1, 5.33% 3/20/24 (d)	50,000	50,024
Harley-Davidson Motorcycle Trust Series 2023-A Class A1, 4.975% 3/15/24	100,000	100,010
Hyundai Auto Lease Securitization Series 2021-C Class A3, 0.38% 9/16/24 (d)	1,000,000	977,137
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, 1 month U.S. LIBOR + 1.080% 5.6713% 10/16/36 (b)(c)(d)	600,000	588,846
Toyota Auto Receivables Owner Trust Series 2022-C Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 4.9796% 8/15/25 (b)(c)	500,000	500,356
WOART 2023-A Series 2023-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 4.8312% 7/15/26 (b)(c)	800,000	800,014
TOTAL ASSET-BACKED SECURITIES (Cost $5,294,832)		5,305,416

Foreign Government and Government Agency Obligations - 0.5%
		Principal Amount (a)	Value ($)
Japan Government, yield at date of purchase -0.1747% 6/5/23 (Cost $10,948,389)	JPY	1,490,000,000	10,948,389

Bankers' Acceptances - 0.3%
	Shares	Value ($)
Bank of Nova Scotia 0% 4/24/23	2,800,000	2,036,859
Canadian Imperial Bank of Commerce 0% 4/24/23	2,800,000	2,037,362
Royal Bank of Canada 0% 3/21/23	2,800,000	2,046,555
The Toronto-Dominion Bank 0% 4/25/23	2,800,000	2,037,362
TOTAL BANKERS' ACCEPTANCES (Cost $8,356,546)		8,158,138

Commercial Paper - 0.8%
	Principal Amount (a)	Value ($)
Arrow Electronics, Inc. 0% 3/9/23	1,000,000	998,726
AT&T, Inc. 0% 3/29/23	1,000,000	996,120
Bacardi Martini BV 0% 3/22/23	250,000	249,264
Consolidated Edison Co. of New York, Inc. 0% 3/7/23 (d)	1,000,000	999,073
Constellation Brands, Inc.:
0% 4/4/23	1,000,000	994,988
0% 4/12/23	100,000	99,381
Daimler Finance North America LLC 0% 3/21/23	1,000,000	997,193
Duke Energy Corp. 0% 3/21/23	1,000,000	997,193
Enbridge U.S., Inc.:
0% 3/13/23	600,000	598,928
0% 3/14/23	400,000	399,231
Entergy Corp. 0% 3/17/23	250,000	249,429
ERAC U.S.A. Finance LLC 0% 3/14/23	1,000,000	998,137
Fiserv, Inc.:
0% 3/1/23	550,000	549,927
0% 3/6/23	550,000	549,562
International Flavors & Fragrances, Inc. 0% 3/3/23 (d)	1,000,000	999,603
McCormick & Co., Inc. 0% 3/17/23	1,000,000	997,765
Medtronic Global Holdings SCA yankee 0% 3/2/23	1,000,000	999,744
Mondelez International, Inc. 0% 3/14/23	1,000,000	998,157
Raytheon Technologies Corp. 0% 3/2/23	1,000,000	999,735
Republic Services, Inc. 0% 3/2/23	1,000,000	999,736
Southern California Edison Co. 0% 3/2/23	1,000,000	999,733
Thomson Reuters Corp. 0% 3/22/23	1,000,000	997,116
Verizon Communications, Inc. 0% 3/14/23	1,000,000	998,137
Virginia Electric & Power Co. 0% 3/6/23	1,000,000	999,229
TOTAL COMMERCIAL PAPER (Cost $19,668,234)		19,666,107

Other - 84.9%
	Shares	Value ($)
Alternative Fund - 84.9%
Abbey Capital Futures Strategy Fund Class A	9,310,367	109,024,397
Absolute Convertible Arbitrage Fund Investor Shares	19,747,676	214,064,806
American Beacon AHL Managed Futures Strategy Fund A Class	16,063,484	163,365,637
BlackRock Systematic Multi-Strategy Fund Investor A Shares	29,543,781	284,802,049
Credit Suisse Multialternative Strategy Fund Class A Shares	7,395,143	67,369,757
Eaton Vance Global Macro Absolute Return Advantage Fund Class A	18,666,516	181,065,205
First Trust Merger Arbitrage Fund Class I	20,471,743	220,890,104
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,390,539	48,784,378
LoCorr Long/Short Commodity Strategies Fund Class A	14,054,823	140,267,133
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	9,442,588	106,606,814
T. Rowe Price Dynamic Global Bond Fund Investor Class	17,149,995	145,774,958
Victory Market Neutral Income Fund Class I	16,597,567	142,739,080
Westchester Capital Merger Fund	12,900,645	218,536,925

TOTAL OTHER (Cost $2,138,359,205)		2,043,291,243

Money Market Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (h)	3,354,870	3,355,541
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50% (i)(j)	248,414,935	248,414,935
State Street Institutional U.S. Government Money Market Fund Premier Class 4.43% (i)	4,964,215	4,964,215
TOTAL MONEY MARKET FUNDS (Cost $256,734,691)		256,734,691

Repurchase Agreements - 1.3%
	Maturity Amount ($)	Value ($)
With U.S. Treasury Bills at 4.58%, dated:
2/28/23 due 3/1/23 (Collateralized by U.S. Treasury Obligations valued at $14,501,845, 1.88%, 7/31/26)	14,501,845	14,500,000
3/1/23 due 3/2/23 (Collateralized by U.S. Treasury Obligations valued at $17,102,176, 3.38%, 11/15/48)	17,102,176	17,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,600,000)		31,600,000

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	104	41,289,560	2,550	01/19/24	248,560
S&P 500 Index	Chicago Board Options Exchange	111	44,068,665	3,770	04/21/23	506,160
S&P 500 Index	Chicago Board Options Exchange	92	36,525,380	3,850	05/19/23	813,280
S&P 500 Index	Chicago Board Options Exchange	128	50,817,920	2,600	02/16/24	370,560
S&P 500 Index	Chicago Board Options Exchange	54	21,438,810	3,700	03/17/23	36,990
S&P 500 Index	Chicago Board Options Exchange	8	3,176,120	3,600	03/17/23	2,460
S&P 500 Index	Chicago Board Options Exchange	31	12,307,465	3,670	03/17/23	16,430
S&P 500 Index	Chicago Board Options Exchange	182	72,256,730	2,450	12/15/23	333,970

						2,328,410
TOTAL PURCHASED OPTIONS (Cost 3,738,357)						2,328,410

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,526,296,441)	2,429,529,962
NET OTHER ASSETS (LIABILITIES) - (0.9)% (k)(l)	(21,913,044)
NET ASSETS - 100.0%	2,407,616,918

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5.5% 3/1/53	(1,100,000)	(1,103,796)
5.5% 4/1/53	(2,100,000)	(2,104,212)

TOTAL GINNIE MAE		(3,208,008)

Uniform Mortgage Backed Securities
3.5% 3/1/38	(400,000)	(381,500)
3.5% 4/1/38	(1,000,000)	(954,063)
3.5% 4/1/38	(200,000)	(190,813)
5.5% 3/1/53	(1,000,000)	(998,242)
5.5% 3/1/53	(1,200,000)	(1,197,890)
6% 3/1/53	(2,900,000)	(2,934,097)
6% 3/1/53	(1,200,000)	(1,214,109)
6% 4/1/53	(4,100,000)	(4,144,843)
6% 4/1/53	(1,900,000)	(1,920,781)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(13,936,338)

TOTAL TBA SALE COMMITMENTS (Proceeds $17,204,306)		(17,144,346)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Commodity Futures Contracts
CBOT Corn Contracts (United States)	77	May 2023	2,426,463	(181,059)	(181,059)
CBOT Soybean Contracts (United States)	33	May 2023	2,440,350	(70,078)	(70,078)
CBOT Soybean Contracts (United States)	63	May 2023	2,942,730	122,433	122,433
CME Live Cattle Contracts (United States)	18	Jun 2023	1,161,720	8,199	8,199
COMEX Copper Contracts (United States)	3	Jul 2023	306,825	(3,414)	(3,414)
ICE Cocoa Contracts (United Kingdom)	40	May 2023	1,024,347	4,051	4,051
ICE Cocoa Contracts (United States)	19	May 2023	529,910	51,123	51,123
ICE ENDEX ECX Emissions Contracts (Netherlands)	13	Dec 2023	1,372,260	56,078	56,078
ICE Robusta Coffee 10-T Contracts (United Kingdom)	53	May 2023	1,134,200	47,302	47,302
ICE Sugar No. 11 Contracts (United States)	133	Apr 2023	2,989,627	128,892	128,892
ICE White Sugar Contracts (United Kingdom)	16	Apr 2023	449,920	4,531	4,531
NYMEX Platinum Contracts (United States)	11	Apr 2023	525,525	(27,542)	(27,542)
SGX Iron Ore Index Contracts (Singapore)	232	Apr 2023	2,862,184	(80)	(80)

TOTAL COMMODITY FUTURES CONTRACTS					140,436

Equity Index Contracts
ASX SPI 200 Index Contracts (Australia)	21	Mar 2023	2,542,855	(25,911)	(25,911)
CME E-mini NASDAQ 100 Index Contracts (United States)	4	Mar 2023	965,780	25,705	25,705
CME E-mini Russell 2000 Index Contracts (United States)	8	Mar 2023	759,640	(9,509)	(9,509)
CME E-mini S&P 500 Index Contracts (United States)	2	Mar 2023	397,550	(7,729)	(7,729)
Eurex Dax Index Contracts (Germany)	2	Mar 2023	814,746	35,679	35,679
Eurex Euro Stoxx 50 Index Contracts (Germany)	318	Mar 2023	1,999,592	428,173	428,173
Eurex SMI Index Contracts (Germany)	21	Mar 2023	2,457,748	(47,384)	(47,384)
Euronext Amsterdam AEX Index Contract (Netherlands)	5	Mar 2023	797,379	(11,996)	(11,996)
Euronext CAC 40 10 Index Contracts (France)	10	Mar 2023	769,688	4,714	4,714
ICE BIST 30 Index Contracts (United States)	431	Apr 2023	1,347,146	37,292	37,292
ICE FTSE 100 Index Contracts (United Kingdom)	30	Mar 2023	2,836,862	142,007	142,007
IDEM FTSE MIB Index Contracts (Italy)	6	Mar 2023	872,920	89,113	89,113
MEFF IBEX 35 Index Contracts (Spain)	10	Mar 2023	995,571	15,136	15,136
OMX Stockholm 30 Index Contracts (Sweden)	69	Mar 2023	1,468,590	(10,722)	(10,722)
SAF FTSE JSE TOP 40 Index Contracts (South Africa)	49	Mar 2023	1,913,148	29,474	29,474
SGX FTSE China A50 Index Contracts (Singapore)	223	Mar 2023	2,974,820	(54,997)	(54,997)
SGX MSCI Singapore Index Contracts (Singapore)	69	Mar 2023	1,502,603	(27,552)	(27,552)
SGX MSCI Taiwan Index Contracts (Singapore)	50	Mar 2023	2,702,500	(23,611)	(23,611)
SGX NIKKEI 225 Index Contracts (Singapore)	8	Mar 2023	806,287	(2,252)	(2,252)
TME S&P/TSX 60 Index Contracts (Canada)	6	Mar 2023	1,069,930	(4,136)	(4,136)
TSE TOPIX Index Contracts (Japan)	18	Mar 2023	2,637,435	18,867	18,867
WSE WIG20 Index Contracts (Poland)	90	Mar 2023	748,963	(37,113)	(37,113)

TOTAL EQUITY INDEX CONTRACTS					563,248

TOTAL PURCHASED					703,684

Sold

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	23	Mar 2023	1,820,992	(11,131)	(11,131)
CME Three-Month SOFR Index Contracts (United States)	94	Mar 2024	22,266,250	83,676	83,676
Eurex Euro-Oat Contracts (Germany)	8	Mar 2023	1,080,546	1,774	1,774
Eurex Long-Term Euro-BTP Contracts (Germany)	6	Mar 2023	715,153	(637)	(637)
Eurex Short-Term Euro-BTP Contracts (Germany)	39	Mar 2023	4,340,357	4,998	4,998
Eurex Short-Term Euro-BTP Contracts (Germany)	17	Jun 2023	1,876,487	(1,196)	(1,196)
ICE Three-Month EURIBOR Index Contracts (United States)	66	Jun 2024	16,804,579	44,883	44,883

TOTAL BOND INDEX CONTRACTS					122,367

Commodity Futures Contracts
CBOT KC HRW Wheat Contracts (United States)	24	May 2023	975,300	42,473	42,473
CBOT Soybean Contracts (United States)	41	May 2023	1,476,984	18,443	18,443
CBOT Wheat Contracts (United States)	57	May 2023	2,010,675	145,531	145,531
CME Lean Hogs Contracts (United States)	22	Jun 2023	895,180	21,217	21,217
COMEX Gold 100 oz. Contracts (United States)	12	Apr 2023	2,204,040	(6,595)	(6,595)
COMEX Silver Contracts (United States)	18	May 2023	1,896,390	13,917	13,917
ENDEX Dutch TTF Natural Gas Contracts (Netherlands)	20	May 2023	721,015	97,625	97,625
Euronext Milling Wheat NO.2 Contracts (France)	110	May 2023	1,604,134	88,595	88,595
ICE Brent Crude Contracts (United Kingdom)	6	Apr 2023	496,980	25,732	25,732
ICE Cocoa Contracts (United States)	4	Apr 2023	582,400	92,126	92,126
ICE Cocoa Contracts (United States)	4	May 2023	587,200	87,301	87,301
ICE Cocoa Contracts (United States)	4	Jun 2023	588,800	151,451	151,451
ICE Coffee 'C' Contracts (United States)	20	May 2023	1,397,250	(135,956)	(135,956)
ICE Cotton No. 2 Contracts (United States)	47	May 2023	1,974,705	231	231
ICE Gas Oil Contracts (United Kingdom)	20	Mar 2023	833,864	96,636	96,636
ICE Low Sulphur Gasoil Contracts (United States)	9	May 2023	728,550	(8,172)	(8,172)
LME Aluminum Contracts (United Kingdom)	43	Jun 2023	2,562,800	46,197	46,197
LME Lead Contracts (United Kingdom)	32	May 2023	1,683,400	4,300	4,300
LME Nickel Contracts (United Kingdom)	9	May 2023	1,338,066	151,116	151,116
LME Zinc Contracts (United Kingdom)	17	Jun 2023	1,274,363	22,076	22,076
MGEX Hard Red Spring Wheat Contracts (United States)	12	May 2023	520,050	33,410	33,410
NYMEX Gasoline RBOB Contracts (United States)	8	Apr 2023	884,352	21,699	21,699
NYMEX Natural Gas Contracts (United States)	52	Apr 2023	1,488,760	327,218	327,218
NYMEX NY Harbor ULSD Contracts (United States)	6	Apr 2023	694,058	6,098	6,098
NYMEX Palladium Contracts (United States)	11	Jun 2023	1,562,990	89,226	89,226
NYMEX Platinum Contracts (United States)	33	Jul 2023	1,586,640	(35,269)	(35,269)
NYMEX WTI Crude Oil Contracts (United States)	9	May 2023	694,260	43,777	43,777

TOTAL COMMODITY FUTURES CONTRACTS					1,440,403

Equity Index Contracts
Cboe VIX Index Contracts (United States)	76	Mar 2023	1,578,953	(17,293)	(17,293)
EEX Phelix-DE Base Contracts (Germany)	1	Mar 2023	280,921	56,395	56,395
Eurex VSTOXX Index Contracts (Germany)	269	Mar 2023	553,394	(16,458)	(16,458)
HKFE Hang Seng China Enterprises Index Contracts (Hong Kong)	14	Mar 2023	588,312	15,573	15,573
HKFE Hang Seng Index Contracts (Hong Kong)	2	Mar 2023	251,510	4,400	4,400
SGX Nifty 50 Index Contracts (Singapore)	117	Mar 2023	4,071,366	80,160	80,160

TOTAL EQUITY INDEX CONTRACTS					122,777

Treasury Contracts
SFE 3-Year Treasury Bond Contracts (Australia)	104	Mar 2023	7,469,695	6,507	6,507

TOTAL SOLD					1,692,054

TOTAL FUTURES CONTRACTS					2,395,738
The notional amount of futures purchased as a percentage of Net Assets is 1.7%
The notional amount of futures sold as a percentage of Net Assets is 4.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

RON	7,900,920	USD	1,700,000	Barclays Bank PLC	3/01/23	(3,085)
RON	266	USD	57	UBS AG	3/01/23	0
USD	120,980	EUR	114,000	Barclays Bank PLC	3/01/23	402
USD	64,141	GBP	53,000	Bank of America, N.A.	3/01/23	390
USD	182,973	ILS	671,000	Citibank, N.A.	3/01/23	(692)
USD	2,925	PLN	13,000	Morgan Stanley International	3/01/23	3
USD	711,881	RON	3,306,300	BNP Paribas S.A.	3/01/23	1,773
USD	57,711	RON	268,393	BNP Paribas S.A.	3/01/23	67
USD	123,916	RON	576,432	Citibank, N.A.	3/01/23	113
USD	181,623	RON	844,329	Citibank, N.A.	3/01/23	283
USD	181,623	RON	844,521	Deutsche Bank AG	3/01/23	242
USD	443,246	RON	2,061,980	Goldman Sachs Bank USA	3/01/23	386
USD	47,814	TRY	903,087	BNP Paribas S.A.	3/01/23	(6)
JPY	1,490,000,000	USD	10,937,867	Barclays Bank PLC	3/02/23	5,543
USD	1,700,000	RON	7,901,294	Barclays Bank PLC	3/02/23	3,005
COP	6,031,044,000	USD	1,250,693	Goldman Sachs Bank USA	3/13/23	(12,454)
USD	1,232,372	COP	6,031,044,000	BNP Paribas S.A.	3/13/23	(5,868)
EUR	625,000	USD	684,756	Goldman Sachs Bank USA	3/14/23	(23,187)
HUF	93,066,635	USD	240,566	BNP Paribas S.A.	3/14/23	18,471
HUF	686,035,000	USD	1,700,000	Bank of America, N.A.	3/14/23	209,473
HUF	196,207,500	USD	500,000	Barclays Bank PLC	3/14/23	46,113
HUF	100,338,097	USD	259,434	Goldman Sachs Bank USA	3/14/23	19,842
HUF	392,865,000	USD	1,100,000	Morgan Stanley International	3/14/23	(6,521)
HUF	271,040,000	USD	700,000	Morgan Stanley International	3/14/23	54,398
HUF	145,917,640	USD	400,000	Morgan Stanley International	3/14/23	6,139
IDR	5,826,649,156	USD	389,045	BNP Paribas S.A.	3/14/23	(7,131)
IDR	20,381,660,000	USD	1,300,000	Citibank, N.A.	3/14/23	35,936
IDR	3,013,740,900	USD	201,160	Citibank, N.A.	3/14/23	(3,621)
MXN	9,212,515	USD	500,000	BNP Paribas S.A.	3/14/23	2,302
RON	3,285,450	USD	700,000	BNP Paribas S.A.	3/14/23	5,264
TRY	831,134	USD	43,566	BNP Paribas S.A.	3/14/23	166
USD	1,007,799	AUD	1,500,000	BNP Paribas S.A.	3/14/23	(2,025)
USD	3,300,000	CAD	4,480,225	BNP Paribas S.A.	3/14/23	16,208
USD	500,000	CZK	11,172,000	Bank of America, N.A.	3/14/23	(2,527)
USD	600,000	HUF	222,012,000	BNP Paribas S.A.	3/14/23	(17,936)
USD	500,000	HUF	188,222,900	Goldman Sachs Bank USA	3/14/23	(23,889)
USD	3,931,882	IDR	61,511,934,761	Citibank, N.A.	3/14/23	(99,979)
USD	3,172,942	INR	263,217,733	BNP Paribas S.A.	3/14/23	(9,594)
USD	1,900,000	JPY	258,081,180	Goldman Sachs Bank USA	3/14/23	1,099
USD	922,959	NZD	1,500,000	BNP Paribas S.A.	3/14/23	(4,511)
USD	1,971,400	THB	69,142,912	Citibank, N.A.	3/14/23	5,880
USD	1,453,100	THB	50,873,031	Morgan Stanley International	3/14/23	6,936
USD	349,616	TRY	6,682,591	Citibank, N.A.	3/14/23	(2,000)
AUD	900,000	USD	626,981	Goldman Sachs Bank USA	3/15/23	(21,063)
AUD	1,600,000	USD	1,144,106	Goldman Sachs Bank USA	3/15/23	(66,918)
BRL	4,677,353	USD	900,000	BNP Paribas S.A.	3/15/23	(8,981)
BRL	10,916,513	USD	2,100,000	BNP Paribas S.A.	3/15/23	(20,443)
BRL	6,881,865	USD	1,300,000	BNP Paribas S.A.	3/15/23	10,971
BRL	9,275,219	USD	1,800,000	BNP Paribas S.A.	3/15/23	(33,103)
BRL	5,616,438	USD	1,100,000	BNP Paribas S.A.	3/15/23	(30,088)
BRL	3,192,768	USD	600,000	Barclays Bank PLC	3/15/23	8,211
BRL	1,053,652	USD	200,000	Barclays Bank PLC	3/15/23	717
BRL	1,053,939	USD	200,000	Royal Bank of Canada	3/15/23	772
CAD	3,352,820	USD	2,500,000	BNP Paribas S.A.	3/15/23	(42,519)
CHF	1,098,144	USD	1,200,000	BNP Paribas S.A.	3/15/23	(32,275)
CHF	743,280	USD	800,000	Citibank, N.A.	3/15/23	(9,624)
CLP	51,483,523	USD	59,347	BNP Paribas S.A.	3/15/23	2,743
CLP	258,753,792	USD	296,736	BNP Paribas S.A.	3/15/23	15,326
CLP	71,856,779	USD	83,603	BNP Paribas S.A.	3/15/23	3,058
CLP	218,553,000	USD	263,000	BNP Paribas S.A.	3/15/23	579
CLP	444,255,000	USD	525,000	Bank of America, N.A.	3/15/23	10,780
CLP	480,700,000	USD	575,000	Bank of America, N.A.	3/15/23	4,733
CLP	218,819,680	USD	250,940	Citibank, N.A.	3/15/23	12,961
CLP	195,348,190	USD	224,036	Citibank, N.A.	3/15/23	11,558
CLP	271,304,445	USD	314,319	Citibank, N.A.	3/15/23	12,879
CLP	258,900,863	USD	300,001	Citibank, N.A.	3/15/23	12,238
CLP	202,363,220	USD	235,580	Citibank, N.A.	3/15/23	8,474
CLP	362,928,500	USD	437,000	Citibank, N.A.	3/15/23	699
CLP	61,743,049	USD	71,018	Goldman Sachs Bank USA	3/15/23	3,445
CLP	145,418,000	USD	170,000	Morgan Stanley International	3/15/23	5,377
CLP	34,140,560	USD	42,933	State Street Bank And Trust Co	3/15/23	(1,759)
CLP	554,890,000	USD	700,000	State Street Bank And Trust Co	3/15/23	(30,792)
CLP	560,490,000	USD	700,000	State Street Bank And Trust Co	3/15/23	(24,038)
CLP	1,121,606,265	USD	1,294,410	State Street Bank And Trust Co	3/15/23	58,268
CLP	8,665	USD	10	State Street Bank And Trust Co	3/15/23	0
CLP	392,450,000	USD	500,000	State Street Bank And Trust Co	3/15/23	(26,698)
COP	1,308,117,000	USD	271,000	BNP Paribas S.A.	3/15/23	(2,543)
COP	4,145,625,000	USD	900,000	Citibank, N.A.	3/15/23	(49,218)
COP	1,106,184,500	USD	229,000	State Street Bank And Trust Co	3/15/23	(1,984)
COP	2,839,200,000	USD	600,000	State Street Bank And Trust Co	3/15/23	(17,328)
EUR	500,000	USD	536,639	Bank of America, N.A.	3/15/23	(7,350)
EUR	625,000	USD	678,722	Bank of America, N.A.	3/15/23	(17,111)
EUR	500,000	USD	536,674	Morgan Stanley International	3/15/23	(7,384)
GBP	1,312,500	USD	1,624,329	BNP Paribas S.A.	3/15/23	(45,190)
GBP	1,312,500	USD	1,615,254	Goldman Sachs Bank USA	3/15/23	(36,115)
IDR	8,274,962,076	USD	544,700	BNP Paribas S.A.	3/15/23	(2,326)
IDR	9,026,650,080	USD	600,000	BNP Paribas S.A.	3/15/23	(8,357)
IDR	14,606,712,835	USD	979,256	BNP Paribas S.A.	3/15/23	(21,874)
IDR	52,564,060,731	USD	3,520,741	BNP Paribas S.A.	3/15/23	(75,482)
IDR	12,161,600,000	USD	800,000	Morgan Stanley International	3/15/23	(2,880)
IDR	8,412,795,000	USD	555,300	Morgan Stanley International	3/15/23	(3,892)
IDR	44,823	USD	3	Morgan Stanley International	3/15/23	0
ILS	3,307,389	USD	900,000	BNP Paribas S.A.	3/15/23	5,677
ILS	5,392,000	USD	1,600,000	BNP Paribas S.A.	3/15/23	(123,484)
ILS	2,721,615	USD	800,000	BNP Paribas S.A.	3/15/23	(54,728)
INR	98,224,925	USD	1,200,000	BNP Paribas S.A.	3/15/23	(12,448)
INR	138,463,691	USD	1,700,000	BNP Paribas S.A.	3/15/23	(25,956)
INR	81,690,000	USD	1,000,000	Morgan Stanley International	3/15/23	(12,357)
JPY	226,350,691	USD	1,779,000	BNP Paribas S.A.	3/15/23	(113,315)
JPY	167,997,990	USD	1,321,000	State Street Bank And Trust Co	3/15/23	(84,725)
KRW	723,573,074	USD	568,920	BNP Paribas S.A.	3/15/23	(20,965)
KRW	864,233,269	USD	700,000	BNP Paribas S.A.	3/15/23	(45,524)
KRW	804,122,136	USD	631,080	Barclays Bank PLC	3/15/23	(22,126)
KRW	5,182,400,000	USD	4,100,000	Citibank, N.A.	3/15/23	(175,415)
KRW	765,414,000	USD	600,000	Credit Suisse	3/15/23	(20,359)
MXN	17,971,253	USD	965,000	BNP Paribas S.A.	3/15/23	14,666
MXN	21,186,433	USD	1,135,000	BNP Paribas S.A.	3/15/23	19,935
MXN	62,049,472	USD	3,200,000	BNP Paribas S.A.	3/15/23	182,500
MXN	21,269,617	USD	1,100,000	BNP Paribas S.A.	3/15/23	59,470
MXN	112,919,842	USD	5,619,440	Citibank, N.A.	3/15/23	536,154
MXN	78,281,237	USD	3,900,000	Goldman Sachs Bank USA	3/15/23	367,342
MXN	11,992,740	USD	600,000	Goldman Sachs Bank USA	3/15/23	53,760
MXN	9,492,343	USD	500,000	Morgan Stanley International	3/15/23	17,456
MYR	1,336,667	USD	306,154	Barclays Bank PLC	3/15/23	(8,050)
MYR	8,988,000	USD	2,100,000	Barclays Bank PLC	3/15/23	(95,495)
MYR	4,660,700	USD	1,100,000	Barclays Bank PLC	3/15/23	(60,570)
MYR	1,321,273	USD	302,975	State Street Bank And Trust Co	3/15/23	(8,304)
NZD	1,300,000	USD	832,010	BNP Paribas S.A.	3/15/23	(28,202)
NZD	700,000	USD	437,651	BNP Paribas S.A.	3/15/23	(4,831)
NZD	1,800,000	USD	1,145,473	Goldman Sachs Bank USA	3/15/23	(32,507)
PEN	4,976,400	USD	1,300,000	BNP Paribas S.A.	3/15/23	10,109
PEN	9,973,080	USD	2,565,093	BNP Paribas S.A.	3/15/23	60,464
PEN	4,966,000	USD	1,300,000	Citibank, N.A.	3/15/23	7,371
PEN	6,898,860	USD	1,800,000	Citibank, N.A.	3/15/23	16,224
PHP	170,151,870	USD	3,100,000	Citibank, N.A.	3/15/23	(27,882)
PLN	3,998,187	USD	900,000	BNP Paribas S.A.	3/15/23	(2,112)
RON	6,403,692	USD	1,400,000	BNP Paribas S.A.	3/15/23	(25,425)
RON	1,319,228	USD	284,593	BNP Paribas S.A.	3/15/23	(1,416)
RON	2,391,231	USD	515,407	Bank of America, N.A.	3/15/23	(2,121)
RON	7,183,453	USD	1,550,001	Barclays Bank PLC	3/15/23	(8,047)
RON	7,182,576	USD	1,549,999	Barclays Bank PLC	3/15/23	(8,234)
SEK	5,123,419	USD	500,000	BNP Paribas S.A.	3/15/23	(10,209)
SEK	5,120,342	USD	500,000	Morgan Stanley International	3/15/23	(10,503)
SGD	1,610,726	USD	1,200,000	BNP Paribas S.A.	3/15/23	(5,087)
SGD	2,126,805	USD	1,600,000	Goldman Sachs Bank USA	3/15/23	(22,235)
SGD	2,032,701	USD	1,500,000	Royal Bank of Canada	3/15/23	7,954
THB	46,705,781	USD	1,400,000	BNP Paribas S.A.	3/15/23	(72,158)
THB	45,632,447	USD	1,400,000	BNP Paribas S.A.	3/15/23	(102,673)
THB	17,106,811	USD	516,900	BNP Paribas S.A.	3/15/23	(30,555)
THB	16,003,398	USD	483,100	Goldman Sachs Bank USA	3/15/23	(28,125)
THB	214,272,000	USD	6,400,000	Morgan Stanley International	3/15/23	(308,263)
USD	1,705,400	AUD	2,500,000	BNP Paribas S.A.	3/15/23	22,294
USD	1,900,000	BRL	10,390,144	BNP Paribas S.A.	3/15/23	(79,286)
USD	1,500,000	BRL	8,298,129	BNP Paribas S.A.	3/15/23	(80,764)
USD	1,200,000	BRL	6,569,879	BNP Paribas S.A.	3/15/23	(51,539)
USD	400,000	BRL	2,083,968	Goldman Sachs Bank USA	3/15/23	3,011
USD	2,400,000	CAD	3,250,646	BNP Paribas S.A.	3/15/23	17,409
USD	1,800,000	CAD	2,453,481	BNP Paribas S.A.	3/15/23	1,698
USD	3,200,000	CHF	2,999,242	BNP Paribas S.A.	3/15/23	10,718
USD	2,400,000	CHF	2,218,113	Citibank, N.A.	3/15/23	41,342
USD	21,000	CLP	17,411,520	Bank of America, N.A.	3/15/23	1
USD	500,000	CLP	409,500,000	Bank of America, N.A.	3/15/23	6,135
USD	703,039	CLP	557,510,078	Citibank, N.A.	3/15/23	30,671
USD	4,876,349	CLP	3,966,909,700	Citibank, N.A.	3/15/23	92,180
USD	671,305	CLP	558,190,157	State Street Bank And Trust Co	3/15/23	(1,883)
USD	479,000	CLP	396,659,900	State Street Bank And Trust Co	3/15/23	621
USD	180,100	COP	868,982,500	BNP Paribas S.A.	3/15/23	1,764
USD	419,900	COP	2,027,697,100	BNP Paribas S.A.	3/15/23	3,768
USD	600,000	COP	3,043,800,000	BNP Paribas S.A.	3/15/23	(24,661)
USD	700,000	COP	3,439,156,000	Goldman Sachs Bank USA	3/15/23	(5,797)
USD	1,249,579	COP	6,031,044,000	Goldman Sachs Bank USA	3/15/23	11,864
USD	2,146,016	EUR	2,000,000	BNP Paribas S.A.	3/15/23	28,860
USD	531,108	EUR	500,000	Bank of America, N.A.	3/15/23	1,819
USD	531,111	EUR	500,000	Morgan Stanley International	3/15/23	1,821
USD	3,620,925	GBP	3,000,000	BNP Paribas S.A.	3/15/23	11,464
USD	4,279,618	GBP	3,562,500	Bank of America, N.A.	3/15/23	(6,617)
USD	2,847,493	IDR	43,410,030,785	Citibank, N.A.	3/15/23	2,226
USD	2,200,000	IDR	34,449,140,000	Citibank, N.A.	3/15/23	(57,934)
USD	1,300,000	ILS	4,577,300	BNP Paribas S.A.	3/15/23	46,577
USD	386,000	ILS	1,404,767	BNP Paribas S.A.	3/15/23	1,326
USD	450,000	ILS	1,576,328	BNP Paribas S.A.	3/15/23	18,347
USD	614,000	ILS	2,236,495	Barclays Bank PLC	3/15/23	1,570
USD	1,800,000	ILS	6,150,976	Barclays Bank PLC	3/15/23	115,650
USD	450,000	ILS	1,578,600	Barclays Bank PLC	3/15/23	17,725
USD	1,100,000	ILS	3,853,760	Citibank, N.A.	3/15/23	44,708
USD	3,200,000	INR	265,299,200	BNP Paribas S.A.	3/15/23	(7,502)
USD	1,364,000	INR	112,965,472	BNP Paribas S.A.	3/15/23	(1,767)
USD	1,600,000	INR	133,232,000	Barclays Bank PLC	3/15/23	(10,792)
USD	236,000	INR	19,540,800	State Street Bank And Trust Co	3/15/23	(251)
USD	1,881,000	JPY	253,418,701	BNP Paribas S.A.	3/15/23	16,125
USD	913,200	JPY	121,094,064	Goldman Sachs Bank USA	3/15/23	22,085
USD	2,086,800	JPY	276,661,624	Morgan Stanley International	3/15/23	50,884
USD	1,719,000	JPY	231,770,679	Morgan Stanley International	3/15/23	13,430
USD	1,200,000	KRW	1,526,640,000	BNP Paribas S.A.	3/15/23	43,889
USD	2,700,000	KRW	3,503,572,556	BNP Paribas S.A.	3/15/23	46,776
USD	1,200,000	KRW	1,580,452,440	Royal Bank of Canada	3/15/23	3,138
USD	700,000	MXN	13,011,476	BNP Paribas S.A.	3/15/23	(9,294)
USD	1,100,000	MXN	20,210,246	BNP Paribas S.A.	3/15/23	(1,720)
USD	5,713,000	MXN	114,410,915	BNP Paribas S.A.	3/15/23	(523,877)
USD	47,633	MXN	884,000	Goldman Sachs Bank USA	3/15/23	(556)
USD	600,000	MXN	12,065,132	Goldman Sachs Bank USA	3/15/23	(57,706)
USD	1,687,000	MXN	33,846,571	Goldman Sachs Bank USA	3/15/23	(158,077)
USD	7,241,119	MXN	136,096,824	Royal Bank of Canada	3/15/23	(177,922)
USD	369,320	MYR	1,637,750	Barclays Bank PLC	3/15/23	4,069
USD	3,000,000	MYR	13,365,000	Barclays Bank PLC	3/15/23	19,336
USD	568,200	MYR	2,521,672	Goldman Sachs Bank USA	3/15/23	5,816
USD	1,850,000	MYR	8,212,150	Goldman Sachs Bank USA	3/15/23	18,525
USD	1,292,610	MYR	5,732,725	Goldman Sachs Bank USA	3/15/23	14,097
USD	925,000	MYR	4,106,538	State Street Bank And Trust Co	3/15/23	9,159
USD	1,000,000	NOK	10,272,793	BNP Paribas S.A.	3/15/23	10,071
USD	400,000	NOK	4,116,016	Citibank, N.A.	3/15/23	3,364
USD	1,741,636	NZD	2,800,000	BNP Paribas S.A.	3/15/23	10,356
USD	2,638,478	NZD	4,200,000	BNP Paribas S.A.	3/15/23	41,558
USD	498,568	NZD	800,000	Morgan Stanley International	3/15/23	3,917
USD	444,361	NZD	700,000	Royal Bank of Canada	3/15/23	11,541
USD	3,185,568	PEN	12,168,870	Bank of America, N.A.	3/15/23	(18,061)
USD	1,305,853	PEN	4,984,441	Bank of America, N.A.	3/15/23	(6,372)
USD	1,100,000	PEN	4,246,550	Bank of America, N.A.	3/15/23	(17,965)
USD	1,400,000	PEN	5,418,266	Royal Bank of Canada	3/15/23	(26,436)
USD	500,000	PLN	2,215,936	BNP Paribas S.A.	3/15/23	2,359
USD	259,333	RON	1,201,651	BNP Paribas S.A.	3/15/23	1,394
USD	3,277,800	RON	15,192,869	BNP Paribas S.A.	3/15/23	16,597
USD	110,109	RON	511,697	BNP Paribas S.A.	3/15/23	271
USD	15,137	RON	70,343	BNP Paribas S.A.	3/15/23	38
USD	500,000	RON	2,299,012	BNP Paribas S.A.	3/15/23	6,509
USD	162,040	RON	743,367	BNP Paribas S.A.	3/15/23	2,474
USD	437,960	RON	2,007,171	Barclays Bank PLC	3/15/23	7,114
USD	137,621	RON	636,775	Goldman Sachs Bank USA	3/15/23	935
USD	1,000,000	SEK	10,411,129	BNP Paribas S.A.	3/15/23	4,711
USD	1,100,000	SEK	11,701,935	BNP Paribas S.A.	3/15/23	(18,688)
USD	350,000	SEK	3,732,399	Barclays Bank PLC	3/15/23	(6,812)
USD	350,000	SEK	3,732,237	Morgan Stanley International	3/15/23	(6,796)
USD	1,600,000	SGD	2,158,685	BNP Paribas S.A.	3/15/23	(1,415)
USD	1,300,000	SGD	1,716,048	BNP Paribas S.A.	3/15/23	26,954
USD	3,200,000	SGD	4,279,069	Goldman Sachs Bank USA	3/15/23	25,584
USD	666,700	THB	22,991,150	Bank of America, N.A.	3/15/23	13,063
USD	2,000,000	THB	69,046,600	Barclays Bank PLC	3/15/23	37,010
USD	833,300	THB	28,732,184	Morgan Stanley International	3/15/23	16,446
USD	5,000,000	TWD	153,475,000	Morgan Stanley International	3/15/23	(308)
USD	1,000,000	ZAR	18,179,406	BNP Paribas S.A.	3/15/23	11,276
USD	1,000,000	ZAR	18,262,677	BNP Paribas S.A.	3/15/23	6,747
USD	1,900,000	ZAR	33,209,796	BNP Paribas S.A.	3/15/23	93,818
USD	900,000	ZAR	15,911,077	BNP Paribas S.A.	3/15/23	34,644
ZAR	6,932,625	USD	400,000	BNP Paribas S.A.	3/15/23	(22,955)
ZAR	7,341,379	USD	400,000	BNP Paribas S.A.	3/15/23	(724)
TRY	907,361	USD	47,814	BNP Paribas S.A.	3/16/23	(122)
TRY	2,231,880	USD	116,233	Bank of America, N.A.	3/16/23	1,077
USD	47,655	TRY	906,097	Goldman Sachs Bank USA	3/16/23	30
PLN	98,000	USD	21,802	Bank of America, N.A.	3/17/23	203
USD	201,017	HUF	73,943,304	BNP Paribas S.A.	3/17/23	(4,567)
USD	109,158	PLN	489,000	Bank of America, N.A.	3/17/23	(642)
USD	132,413	PLN	592,170	Barclays Bank PLC	3/17/23	(553)
USD	82,931	PLN	371,000	Morgan Stanley International	3/17/23	(374)
MXN	110,703	USD	5,529	Goldman Sachs Bank USA	3/21/23	498
MXN	1,514,928	USD	80,893	Royal Bank of Canada	3/21/23	1,590
USD	463	MXN	8,680	BNP Paribas S.A.	3/21/23	(10)
USD	51,911	MXN	1,026,000	Goldman Sachs Bank USA	3/21/23	(3,952)
USD	29,955	MXN	591,000	Morgan Stanley International	3/21/23	(2,223)
BRL	4,943,655	USD	911,365	Goldman Sachs Bank USA	4/04/23	26,671
CLP	377,423,985	USD	420,786	BNP Paribas S.A.	4/12/23	32,706
HKD	1,136,000	USD	145,586	Barclays Bank PLC	4/14/23	(567)
ILS	116,000	USD	32,868	BNP Paribas S.A.	4/14/23	(1,069)
ILS	132,000	USD	37,093	BNP Paribas S.A.	4/14/23	(908)
ILS	110,000	USD	30,950	BNP Paribas S.A.	4/14/23	(796)
ILS	152,000	USD	41,521	BNP Paribas S.A.	4/14/23	147
ILS	90,000	USD	25,537	Bank of America, N.A.	4/14/23	(866)
ILS	297,000	USD	81,334	Bank of America, N.A.	4/14/23	82
ILS	78,000	USD	22,061	Barclays Bank PLC	4/14/23	(679)
ILS	671,000	USD	183,236	Citibank, N.A.	4/14/23	704
ILS	79,000	USD	23,529	Goldman Sachs Bank USA	4/14/23	(1,873)
ILS	123,000	USD	35,173	Morgan Stanley International	4/14/23	(1,455)
ILS	77,000	USD	22,259	Morgan Stanley International	4/14/23	(1,152)
ILS	74,000	USD	21,359	Morgan Stanley International	4/14/23	(1,073)
PHP	45,744,734	USD	825,464	Barclays Bank PLC	4/14/23	(738)
SGD	1,144,000	USD	869,471	Barclays Bank PLC	4/14/23	(20,126)
USD	144,690	HKD	1,127,064	Barclays Bank PLC	4/14/23	811
USD	168,766	HKD	1,318,000	Barclays Bank PLC	4/14/23	513
USD	420,178	ILS	1,535,000	BNP Paribas S.A.	4/14/23	(609)
USD	1,012,036	ILS	3,419,000	Bank of America, N.A.	4/14/23	74,791
USD	2,589,474	ILS	8,786,862	Goldman Sachs Bank USA	4/14/23	180,746
USD	1,365,633	KRW	1,685,395,967	BNP Paribas S.A.	4/14/23	87,623
USD	701,016	KRW	870,451,567	Morgan Stanley International	4/14/23	40,966
USD	100,033	SGD	131,000	Barclays Bank PLC	4/14/23	2,774
USD	3,355,220	THB	109,440,575	Goldman Sachs Bank USA	4/17/23	233,506
USD	157,050	ZAR	2,863,000	Morgan Stanley International	4/17/23	1,782
USD	127,485	ZAR	2,355,000	Morgan Stanley International	4/17/23	(233)
ZAR	11,706,602	USD	646,831	BNP Paribas S.A.	4/17/23	(11,950)
USD	2,098,192	CAD	2,800,000	Citibank, N.A.	4/24/23	45,020
USD	2,098,214	CAD	2,800,000	Citibank, N.A.	4/25/23	45,018
PEN	12,217,610	USD	3,185,568	Bank of America, N.A.	5/10/23	18,122
USD	80,893	MXN	1,531,293	Royal Bank of Canada	5/15/23	(1,610)
AUD	441,000	USD	306,322	Bank of America, N.A.	5/16/23	(8,784)
AUD	988,000	USD	684,757	Citibank, N.A.	5/16/23	(18,164)
CHF	547,000	USD	598,614	Bank of America, N.A.	5/16/23	(13,085)
EUR	76,000	USD	81,639	Bank of America, N.A.	5/16/23	(897)
EUR	28,000	USD	30,000	Bank of America, N.A.	5/16/23	(253)
EUR	75,000	USD	80,162	Barclays Bank PLC	5/16/23	(482)
EUR	114,000	USD	121,519	Barclays Bank PLC	5/16/23	(405)
EUR	101,000	USD	108,784	Citibank, N.A.	5/16/23	(1,481)
EUR	10,000	USD	10,612	NatWest Markets PLC	5/16/23	12
EUR	162,000	USD	175,102	State Street Bank And Trust Co	5/16/23	(2,993)
GBP	53,000	USD	64,232	Bank of America, N.A.	5/16/23	(388)
GBP	270,000	USD	326,236	Barclays Bank PLC	5/16/23	(991)
GBP	379,000	USD	457,939	Barclays Bank PLC	5/16/23	(1,391)
GBP	27,000	USD	32,974	NatWest Markets PLC	5/16/23	(450)
GBP	11,000	USD	13,317	NatWest Markets PLC	5/16/23	(67)
GBP	68,000	USD	81,986	NatWest Markets PLC	5/16/23	(72)
JPY	16,900,000	USD	127,609	Morgan Stanley International	5/16/23	(2,121)
NZD	1,100,000	USD	691,171	Citibank, N.A.	5/16/23	(11,058)
USD	3,781,582	AUD	5,400,000	Royal Bank of Canada	5/16/23	138,259
USD	4,407,122	CAD	5,880,977	Citibank, N.A.	5/16/23	93,266
USD	59,554	EUR	56,000	Bank of America, N.A.	5/16/23	59
USD	14,662	GBP	12,000	Bank of America, N.A.	5/16/23	206
USD	7,218	GBP	6,000	Bank of America, N.A.	5/16/23	(10)
USD	14,503	GBP	12,000	Barclays Bank PLC	5/16/23	48
USD	16,873	GBP	14,000	Barclays Bank PLC	5/16/23	9
USD	8,398	GBP	7,000	Barclays Bank PLC	5/16/23	(34)
USD	540,169	JPY	71,200,000	Citibank, N.A.	5/16/23	11,487
USD	21,796	SEK	223,698	Citibank, N.A.	5/16/23	340
CLP	563,345,303	USD	703,039	Citibank, N.A.	5/24/23	(29,919)
PEN	5,009,513	USD	1,305,853	Bank of America, N.A.	5/25/23	6,154
CLP	563,949,955	USD	671,305	State Street Bank And Trust Co	6/01/23	1,792
USD	11,088,677	JPY	1,490,000,000	Barclays Bank PLC	6/05/23	(9,664)
IDR	43,484,065,603	USD	2,847,493	Citibank, N.A.	6/21/23	(4,940)
MXN	8,836	USD	463	BNP Paribas S.A.	6/21/23	10
USD	389,045	IDR	5,832,095,786	BNP Paribas S.A.	6/21/23	7,801
USD	201,160	IDR	3,016,557,140	Citibank, N.A.	6/21/23	3,968
USD	36,104	MXN	689,000	Morgan Stanley International	6/21/23	(748)
USD	42,933	CLP	34,612,826	State Street Bank And Trust Co	6/22/23	1,718
MXN	139,327,087	USD	7,241,119	Royal Bank of Canada	7/14/23	177,108
CLP	4,040,054,931	USD	4,876,349	Citibank, N.A.	8/01/23	(87,211)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						287,572

Unrealized Appreciation						4,412,571
Unrealized Depreciation						(4,124,999)
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Crossover 5Y Series 38		Dec 2027	ICE	(1%)	Quarterly	EUR	11,400,000	66,887	0	66,887

Sell Protection
5-Year CDX N.A. EM Series 38	NR	Dec 2027	ICE	1%	Quarterly		2,700,000	23,955	0	23,955
5-Year CDX N.A. HY Series 39	NR	Dec 2027	ICE	5%	Quarterly		2,900,000	1,382	0	1,382
5-Year CDX N.A. IG Series 39	NR	Dec 2027	ICE	1%	Quarterly		15,500,000	10,702	0	10,702
iTraxx Crossover 5Y Series 38	NR	Dec 2027	ICE	5%	Quarterly	EUR	2,400,000	65,930	0	65,930

TOTAL SELL PROTECTION								101,969	0	101,969
TOTAL CREDIT DEFAULT SWAPS								168,856	0	168,856

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.72%	At Maturity	CME	Jan 2027	BRL	20,200,000	10,318	0	10,318
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.19%	At Maturity	CME	Jan 2027	BRL	18,500,000	(31,839)	0	(31,839)
12.26%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	13,600,000	(33,603)	0	(33,603)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	13.17%	At Maturity	CME	Jan 2027	BRL	7,000,000	(1,855)	0	(1,855)
Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	12.71%	At Maturity	CME	Jan 2027	BRL	6,800,000	752	0	752
12.16%	At Maturity	Brazil Cetip DI Interbank Deposit Rate(4)	At Maturity	CME	Jan 2027	BRL	6,500,000	(18,808)	0	(18,808)
Brazil Cetip DI Interbank Deposit Overnight Rate(4)	At Maturity	13.08%	At Maturity	CME	Jan 2027	BRL	4,700,000	6,202	0	6,202
6.75%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	LCH	Sep 2027	INR	100,900,000	(18,092)	0	(18,092)
Singapore Domestic Interbank Overnight Rate Avg.(4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2027	SGD	7,000,000	49,180	0	49,180
Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	8.63%	Monthly	CME	Nov 2027	MXN	63,400,000	71,389	0	71,389
8.45%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	54,800,000	(96,094)	0	(96,094)
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.06%	Quarterly	CME	Nov 2027	ZAR	44,800,000	11,634	0	11,634
8.48%	Monthly	Mexico Interbank TIIE 28 Day Rate(4)	Monthly	CME	Nov 2027	MXN	17,300,000	(29,438)	0	(29,438)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.29%	Annual	LCH	Nov 2027	ILS	26,400,000	317,463	0	317,463
2.25%	Quarterly	Thailand Overnight Repo Rate(4)	Quarterly	Bank of America, N.A.	Dec 2027	THB	66,100,000	(8,570)	(13,833)	(22,403)
2.25%	Quarterly	Thailand Overnight Repo Rate(4)	Quarterly	Bank of America, N.A.	Dec 2027	THB	44,700,000	(6,909)	(6,038)	(12,947)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Bank of America, N.A.	Dec 2027	MYR	13,200,000	3,947	(7,009)	(3,062)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Bank of America, N.A.	Dec 2027	MYR	10,600,000	3,170	(7,720)	(4,550)
National Bank of Hungary Budapest Offered 6 Month Index Rate(4)	Semi - annual	9.05%	Annual	CME	Dec 2027	HUF	1,832,500,000	(19,177)	0	(19,177)
5.61%	Semi - annual	GPW Benchmark WIBOR PLN 6M Rate(4)	Semi - annual	CME	Dec 2027	PLN	7,100,000	(24,696)	0	(24,696)
Klibor Interbank Offered Rate(4)	Quarterly	4%	Quarterly	Goldman Sachs Bank USA	Dec 2027	MYR	19,000,000	(53,216)	(2,813)	(56,029)
2.25%	Quarterly	Thailand Overnight Repo Rate(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	THB	66,200,000	(8,583)	(14,355)	(22,938)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	MYR	26,600,000	7,954	(39,999)	(32,045)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	MYR	6,000,000	1,794	(9,207)	(7,413)
3.75%	Quarterly	Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	Goldman Sachs Intl.	Dec 2027	MYR	5,400,000	1,615	(1,543)	72
6.5%	Semi-Annual	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	LCH	Dec 2027	INR	733,300,000	(138,339)	0	(138,339)
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	4.5%	Quarterly	LCH	Dec 2027	HKD	69,500,000	85,301	0	85,301
CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	2.75%	Quarterly	LCH	Dec 2027	CNY	44,700,000	45,318	0	45,318
4%	Quarterly	HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	LCH	Dec 2027	HKD	12,400,000	(778)	0	(778)
Singapore Domestic Interbank Overnight Rate Avg.(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Dec 2027	SGD	8,800,000	66,041	0	66,041
8.5%	Annual	National Bank of Hungary Budapest Offered 6 Month Index Rate(4)	Semi - annual	CME	Jan 2028	HUF	1,825,400,000	(134,269)	0	(134,269)
8.65%	Semi - annual	National Bank of Hungary Budapest Offered 6 Month Index Rate(4)	Semi - annual	CME	Jan 2028	HUF	174,100,000	(15,555)	0	(15,555)
7.71%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	86,300,000	(101,321)	0	(101,321)
7.9%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(21,651)	0	(21,651)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	31,600,000	(35,133)	0	(35,133)
7.73%	Quarterly	SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	CME	Jan 2028	ZAR	26,400,000	(37,946)	0	(37,946)
5.3%	Annual	GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	CME	Jan 2028	PLN	6,000,000	(30,172)	0	(30,172)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.49%	Annual	LCH	Jan 2028	ILS	3,700,000	31,711	0	31,711
Colombia IBR Overnight Nominal Interbank Reference Rate(4)	Quarterly	10.24%	Quarterly	CME	Feb 2028	COP	12,000,000,000	24,588	0	24,588
Chile Indice de Camara Promedio Interbank Overnight Index Rate(4)	Semi-Annual	5.94%	Semi-Annual	CME	Feb 2028	CLP	2,185,200,000	38,006	0	38,006
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.43%	Quarterly	CME	Feb 2028	ZAR	104,000,000	(33,949)	0	(33,949)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.22%	Monthly	CME	Feb 2028	MXN	56,800,000	9,984	0	9,984
SAFE South Africa Johannesburg Interbank Agreed 3 Month Rate(4)	Quarterly	8.21%	Quarterly	CME	Feb 2028	ZAR	56,800,000	9,297	0	9,297
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	9.14%	Monthly	CME	Feb 2028	MXN	24,000,000	(1,593)	0	(1,593)
GPW Benchmark WIBD/WIBOR PLN 6m Rate(4)	Semi - annual	6.04%	Annual	CME	Feb 2028	PLN	13,500,000	(7,918)	0	(7,918)
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.04%	Annual	LCH	Feb 2028	ILS	76,800,000	152,534	0	152,534
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	4.03%	Quarterly	LCH	Feb 2028	ILS	46,300,000	96,998	0	96,998
Bank of Israel Tel Aviv Interbank Offered 3 Month(4)	Quarterly	3.98%	Annual	LCH	Feb 2028	ILS	9,500,000	30,159	0	30,159
1.25%	Quarterly	Taiwan Interbank Money Center (TAIBOR) Fixing Rates 3 Month(4)	Quarterly	Bank of America, N.A.	Mar 2028	TWD	300,000,000	(77,978)	(24,244)	(102,222)
Thailand Overnight Repo Rate(4)	Quarterly	2.25%	Quarterly	Bank of America, N.A.	Mar 2028	THB	98,300,000	21,390	(4,149)	17,241
2.25%	Quarterly	Thailand Overnight Repo Rate(4)	Quarterly	Bank of America, N.A.	Mar 2028	THB	81,500,000	(17,734)	(21,030)	(38,764)
Taiwan Interbank Money Center (TAIBOR) Fixing Rates 3 Month(4)	Quarterly	1.25%	Quarterly	Bank of America, N.A.	Mar 2028	TWD	76,000,000	19,754	(21,604)	(1,850)
Bank Negara Malaysia Kilbor Interbank Offered Rate Fixing 3 Month(4)	Quarterly	3.75%	Quarterly	Bank of America, N.A.	Mar 2028	MYR	11,500,000	(1,984)	6,369	4,385
Taiwan Interbank Money Center (TAIBOR) Fixing Rates 3 Month(4)	Quarterly	1.25%	Quarterly	Goldman Sachs Intl.	Mar 2028	TWD	94,100,000	24,459	(17,626)	6,833
KRW 3 Month Certificate of Deposit(4)	Quarterly	3.25%	Quarterly	LCH	Mar 2028	KRW	5,278,800,000	24,324	0	24,324
KRW 3 Month Certificate of Deposit(4)	Quarterly	3.5%	Quarterly	LCH	Mar 2028	KRW	4,900,100,000	33,467	0	33,467
3.25%	Quarterly	KRW 3 Month Certificate of Deposit(4)	Quarterly	LCH	Mar 2028	KRW	3,945,000,000	(86,261)	0	(86,261)
4%	Quarterly	Korea Federation of Banks (KORIBOR) 3 Month Rate(4)	Quarterly	LCH	Mar 2028	KRW	1,566,200,000	(23,244)	0	(23,244)
Financial Benchmarks India Overnight Mumbai Interbank Outright Rate(4)	Semi-Annual	6.5%	Semi-Annual	LCH	Mar 2028	INR	1,127,300,000	59,545	0	59,545
CFETS China Fixing Repo Rates 7 Day(4)	Quarterly	2.75%	Quarterly	LCH	Mar 2028	CNY	30,400,000	16,790	0	16,790
HK Assoc. of Banks Hong Kong Dollar (HIBOR) Fixings 3 Month(4)	Quarterly	3.75%	Quarterly	LCH	Mar 2028	HKD	19,300,000	17,601	0	17,601
2.75%	Semi-Annual	Singapore Domestic Interbank Overnight Rate Avg.(4)	Semi-Annual	LCH	Mar 2028	SGD	8,084,000	(209,225)	0	(209,225)
Canada Bankers Acceptances 3 Month Rate(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2028	CAD	5,000,000	26,758	0	26,758
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	2.5%	Annual	LCH	Mar 2028		1,800,000	(124)	0	(124)
8.25%	Monthly	Mexico 28 Day Cetes Auction Average Yield Rate(4)	Monthly	CME	Dec 2032	MXN	23,000,000	(58,056)	0	(58,056)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.76%	Monthly	CME	Feb 2033	MXN	32,200,000	(8,352)	0	(8,352)
Mexico Interbank TIIE 28 Day Rate(4)	Monthly	8.8%	Monthly	CME	Feb 2033	MXN	31,700,000	15,616	0	15,616
Bank of Japan Final Result - Unsecured Overnight Call Rate (TONAR)(4)	Annual	0.5%	Annual	LCH	Mar 2033	JPY	190,000,000	(17,877)	0	(17,877)
SONIA Interest Rate Benchmark(4)	Annual	2%	Annual	LCH	Mar 2033	GBP	2,000,000	5,723	0	5,723
6-month EURIBOR(4)	Semi - annual	1.75%	Annual	LCH	Mar 2033	EUR	1,900,000	24,875	0	24,875
Canada Bankers Acceptances 3 Month Rate(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2033	CAD	1,900,000	(6,065)	0	(6,065)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	2.5%	Annual	LCH	Mar 2033		1,000,000	(482)	0	(482)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3%	Semi-Annual	LCH	Sep 2033	CAD	5,300,000	48,339	0	48,339
Bank of Japan Final Result - Unsecured Overnight Call Rate (TONAR)(4)	Annual	1%	Annual	LCH	Mar 2053	JPY	160,000,000	(23,959)	0	(23,959)
6-month EURIBOR(4)	Semi - annual	1.5%	Annual	LCH	Mar 2053	EUR	2,400,000	112,638	0	112,638
SONIA Interest Rate Benchmark(4)	At Maturity	2%	At Maturity	LCH	Mar 2053	GBP	900,000	12,324	0	12,324
Canada Bankers Acceptances 3 Month Rate(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2053	CAD	900,000	(9,896)	0	(9,896)
Canadian Overnight Repo Rate Average (CORRA)(4)	Semi-Annual	3.25%	Semi-Annual	LCH	Mar 2053	CAD	700,000	9,809	0	9,809
TOTAL INTEREST RATE SWAPS								98,026	(184,801)	(86,775)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount ($)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
KOSPI 200 Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2023	KRW	734,962,500	(18,478)	0	(18,478)
KOSPI 200 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2023	KRW	325,100,000	(7,039)	0	(7,039)
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2023	THB	50,714,400	(41,411)	0	(41,411)
SET50 Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Mar 2023	THB	19,190,400	(18,370)	0	(18,370)
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Apr 2023	BRL	7,513,220	67,943	0	67,943
iBovespa Index Futures	Receives	At Maturity	None	At Maturity	Goldman Sachs Intl.	Apr 2023	BRL	2,433,860	5,759	0	5,759
TOTAL RETURN SWAPS									(11,596)	0	(11,596)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
TWD	-	Taiwanese dollar
USD	-	U.S. dollar
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,122,725 or 0.4% of net assets.

(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $980,535.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	A portion of the security sold on a delayed delivery basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	The rate quoted is the annualized seven-day yield of the fund at period end.
(j)	Affiliated Fund
(k)	Includes $8,958,000 of cash collateral to cover margin requirements for futures contracts.
(l)	Includes $3,324,000 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	-	8,577,122	5,221,581	89,626	-	-	3,355,541	0.0%
Total	-	8,577,122	5,221,581	89,626	-	-	3,355,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 4.50%	-	508,404,386	259,989,451	2,878,478	-	-	248,414,935
	-	508,404,386	259,989,451	2,878,478	-	-	248,414,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Consolidated Subsidiary

Fund	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain /loss ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Strategic Advisers Alternatives Fund Cayman Ltd.	-	11,500,000	-	-	-	1,449,023	12,949,023

The Fund invests in certain commodity-related investments through Strategic Advisers Alternatives Fund Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of February 28, 2023, the Fund held an investment of $12,949,023 in the Subsidiary, representing 0.5% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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